Reconciliation of Financial Statements to the Form 5500 - Schedule of Reconciliation of Benefits Paid to Participants Per Financial Statements to Form 5500 (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants per the financial statements	$ 33,022,830
Add: Amounts allocated to withdrawing participants at December 31, 2025	0
Less: Amounts allocated to withdrawing participants at December 31, 2024	(33,516)
Benefits paid to participants per the Form 5500	$ 32,989,314